Quarterly Financial Summary (Summary Of Quarterly Financial Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income	$ 157,617,000	$ 154,951,000	$ 145,445,000	$ 147,780,000	$ 153,962,000	$ 147,401,000	$ 149,248,000	$ 142,496,000	$ 605,793,000	$ 593,107,000	$ 527,614,000
Interest expense	32,970,000	36,541,000	36,739,000	38,166,000	41,285,000	44,421,000	44,934,000	46,631,000	144,416,000	177,271,000	215,738,000
Net interest income	124,647,000	118,410,000	108,706,000	109,614,000	112,677,000	102,980,000	104,314,000	95,865,000	461,377,000	415,836,000	311,876,000
Provision for credit losses	18,817,000	29,290,000	29,187,000	25,344,000	28,795,000	25,528,000	41,297,000	29,044,000	102,638,000	124,664,000	167,932,000
Net interest income after provision for credit losses	105,830,000	89,120,000	79,519,000	84,270,000	83,882,000	77,452,000	63,017,000	66,821,000	358,739,000	291,172,000	143,944,000
Non-interest income, excluding net securities gains	44,603,000	67,022,000	35,500,000	40,781,000	44,302,000	45,421,000	50,390,000	42,215,000
Net securities gains	309,000	225,000	1,152,000	106,000	159,000	9,235,000	46,000	392,000	1,792,000	9,832,000	(268,000)
Non-interest expense	118,768,000	106,321,000	97,206,000	98,109,000	106,201,000	99,723,000	92,663,000	83,938,000	420,404,000	382,525,000	344,087,000
Income before taxes	31,974,000	50,046,000	18,965,000	27,048,000	22,142,000	32,385,000	20,790,000	25,490,000	128,033,000	100,807,000	117,504,000
Income tax expense	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Preferred stock dividends and discount accretion	1,032,000	1,032,000	1,033,000	1,031,000	4,814,000	4,943,000	4,943,000	4,943,000	4,128,000	19,643,000	19,556,000
Non-cash deemed preferred stock dividend					11,361,000					11,361,000
Net income applicable to common shares	18,189,000	29,170,000	10,717,000	15,371,000	(1,970,000)	15,155,000	8,066,000	11,074,000	73,447,000	32,325,000	53,513,000
Net income (loss) per common share - Basic	$ 0.51	$ 0.82	$ 0.31	$ 0.44	$ (0.06)	$ 0.49	$ 0.26	$ 0.43	$ 2.08	$ 1.08	$ 2.23
Net income (loss) per common share - Diluted	$ 0.41	$ 0.65	$ 0.25	$ 0.36	$ (0.06)	$ 0.47	$ 0.25	$ 0.41	$ 1.67	$ 1.02	$ 2.18
Cash dividends declared per common share		$ 0.09		$ 0.09		$ 0.09		$ 0.09	$ 0.18	$ 0.18	$ 0.27
Parent Company [Member]
Interest expense									21,342,000	18,667,000	19,139,000
Provision for credit losses									608,000	905,000
Net securities gains									164,000	57,000	(1,210,000)
Income before taxes									(17,354,000)	(16,571,000)	93,983,000
Income tax expense									16,573,000	8,997,000	1,241,000
Net income									$ 77,575,000	$ 63,329,000	$ 73,069,000